UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3737

Fidelity Advisor Series IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Institutional
Short-Intermediate Government Fund

February 29, 2008

ISIG-QTLY-0408

1.814090.103

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 69.9%
	Principal Amount	Value
U.S. Government Agency Obligations - 23.9%
Fannie Mae:
3.625% 2/12/13	$ 10,000,000	$ 10,120,500
3.875% 12/10/09	1,480,000	1,519,775
4.75% 11/19/12	5,000,000	5,314,795
6% 5/15/11	13,000,000	14,228,097
6.625% 9/15/09	13,759,000	14,659,031
Federal Home Loan Bank:
4.5% 10/14/08	2,240,000	2,266,927
5.375% 8/19/11	2,595,000	2,808,805
5.8% 9/2/08	9,855,000	10,011,911
Freddie Mac 4.125% 11/30/09	33,100,000	34,120,970
Israeli State (guaranteed by U.S. Government through Agency for International Development) 6.8% 2/15/12	2,500,000	2,680,928
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	751,922	767,036
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		98,498,775
U.S. Treasury Inflation Protected Obligations - 2.0%
U.S. Treasury Inflation-Indexed Notes 2% 4/15/12	7,504,330	8,128,165
U.S. Treasury Obligations - 44.0%
U.S. Treasury Bonds 6.125% 8/15/29	750,000	929,414
U.S. Treasury Notes:
2% 2/28/10 (c)	2,237,000	2,252,818
2.125% 1/31/10 (b)(c)	72,731,000	73,391,100
2.875% 1/31/13 (c)	20,949,000	21,306,778
3.375% 11/30/12 (b)	13,000,000	13,520,000
3.5% 2/15/10	21,295,000	22,053,634
3.875% 5/15/09	6,200,000	6,370,016
4.5% 4/30/12	7,300,000	7,937,611
4.625% 7/31/12 (b)	15,500,000	16,947,065
4.75% 3/31/11	9,250,000	10,033,364
4.75% 5/31/12 (e)	6,000,000	6,586,404
TOTAL U.S. TREASURY OBLIGATIONS		181,328,204
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $281,298,771)		287,955,144
U.S. Government Agency - Mortgage Securities - 32.9%
	Principal Amount	Value
Fannie Mae - 25.2%
3.593% 9/1/33 (f)	$ 142,037	$ 143,664
3.718% 6/1/33 (f)	448,006	453,998
3.75% 10/1/33 (f)	46,000	46,402
3.781% 6/1/33 (f)	494,843	498,755
3.798% 6/1/33 (f)	37,196	37,514
3.874% 6/1/33 (f)	182,333	183,803
3.893% 5/1/33 (f)	195,098	196,948
3.902% 5/1/34 (f)	281,225	284,444
3.907% 5/1/33 (f)	16,778	17,009
3.933% 5/1/34 (f)	203,841	206,101
3.957% 8/1/33 (f)	195,472	197,961
3.963% 9/1/33 (f)	318,700	322,242
3.999% 4/1/34 (f)	448,144	453,764
4% 9/1/13 to 5/1/20	1,312,332	1,295,962
4% 3/1/34 (f)	398,666	403,646
4.027% 3/1/34 (f)	843,918	853,662
4.073% 10/1/18 (f)	29,956	30,296
4.114% 4/1/34 (f)	529,622	534,065
4.119% 5/1/34 (f)	449,028	453,994
4.172% 1/1/35 (f)	109,048	111,275
4.175% 4/1/33 (f)	8,781	8,904
4.184% 8/1/33 (f)	190,723	192,484
4.237% 1/1/34 (f)	107,694	109,018
4.25% 2/1/35 (f)	45,384	46,380
4.264% 10/1/33 (f)	17,588	17,873
4.279% 6/1/33 (f)	484,296	490,524
4.288% 6/1/33 (f)	16,719	16,991
4.302% 3/1/33 (f)	28,636	29,209
4.313% 1/1/35 (f)	384,266	394,063
4.33% 4/1/35 (f)	18,978	19,267
4.344% 10/1/19 (f)	48,903	49,940
4.344% 1/1/35 (f)	50,119	51,303
4.347% 3/1/35 (f)	35,177	35,728
4.358% 2/1/34 (f)	98,455	99,759
4.365% 8/1/33 (f)	81,659	82,415
4.366% 11/1/35 (f)	1,272,431	1,300,891
4.373% 5/1/35 (f)	41,621	42,401
4.373% 5/1/35 (f)	45,977	46,637
4.376% 1/1/34 (f)	551,096	556,605
4.391% 2/1/35 (f)	80,952	82,893
4.395% 10/1/34 (f)	190,367	194,510
4.418% 8/1/34 (f)	134,848	136,682
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.42% 10/1/33 (f)	$ 204,493	$ 209,497
4.424% 3/1/33 (f)	28,531	29,178
4.434% 3/1/35 (f)	88,703	90,894
4.437% 11/1/33 (f)	66,315	67,248
4.455% 8/1/35 (f)	639,641	645,437
4.482% 1/1/35 (f)	237,652	243,583
4.486% 12/1/34 (f)	23,652	24,191
4.494% 5/1/35 (f)	575,420	583,270
4.5% 3/1/18 to 10/1/18	878,932	885,175
4.524% 1/1/35 (f)	46,142	46,556
4.527% 8/1/34 (f)	764,413	773,605
4.531% 5/1/35 (f)	125,071	127,599
4.532% 7/1/35 (f)	146,630	148,430
4.561% 2/1/35 (f)	15,004	15,327
4.565% 2/1/35 (f)	171,752	176,120
4.569% 1/1/35 (f)	366,975	376,256
4.575% 7/1/35 (f)	106,919	107,888
4.584% 2/1/35 (f)	29,363	30,081
4.589% 2/1/36 (f)	595,827	608,122
4.591% 4/1/33 (f)	421,420	428,764
4.593% 8/1/35 (f)	475,439	485,083
4.645% 10/1/34 (f)	151,317	154,951
4.663% 6/1/35 (f)	158,709	160,864
4.682% 9/1/34 (f)	611,518	627,571
4.685% 3/1/35 (f)	10,458	10,678
4.689% 2/1/35 (f)	656,835	674,296
4.694% 10/1/34 (f)	118,507	121,288
4.702% 8/1/35 (f)	221,892	224,905
4.716% 7/1/34 (f)	139,881	143,087
4.716% 2/1/35 (f)	298,205	306,305
4.722% 12/1/35 (f)	1,781,936	1,825,372
4.76% 1/1/35 (f)	209,565	214,836
4.768% 12/1/34 (f)	42,305	43,319
4.778% 3/1/35 (f)	288,691	294,504
4.788% 7/1/35 (f)	199,675	205,451
4.804% 11/1/34 (f)	98,067	100,403
4.807% 6/1/35 (f)	140,759	142,776
4.809% 7/1/36 (f)	195,176	197,883
4.818% 10/1/35 (f)	103,041	105,776
4.829% 9/1/34 (f)	193,692	198,399
4.833% 4/1/35 (f)	526,636	535,511
4.836% 9/1/34 (f)	425,150	435,401
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.845% 1/1/35 (f)	$ 157,776	$ 161,301
4.854% 7/1/35 (f)	264,008	271,696
4.858% 10/1/34 (f)	389,672	399,469
4.883% 5/1/35 (f)	81,007	83,358
4.885% 10/1/35 (f)	67,863	68,757
4.907% 3/1/33 (f)	126,398	129,385
4.932% 8/1/34 (f)	411,155	421,195
4.947% 8/1/34 (f)	300,603	307,965
4.948% 2/1/35 (f)	230,928	237,309
4.952% 3/1/35 (f)	227,699	234,121
4.985% 11/1/35 (f)	412,431	418,187
4.997% 2/1/34 (f)	337,954	347,951
5% 2/1/16 to 2/1/38 (d)	48,228,965	47,718,442
5.016% 7/1/34 (f)	20,862	21,335
5.019% 12/1/32 (f)	411,125	421,335
5.037% 10/1/35 (f)	278,449	286,945
5.07% 2/1/33 (f)	51,914	52,613
5.083% 9/1/34 (f)	34,166	35,016
5.095% 8/1/34 (f)	31,061	31,463
5.099% 5/1/35 (f)	97,033	98,728
5.105% 10/1/35 (f)	198,452	204,973
5.123% 8/1/34 (f)	269,483	276,747
5.135% 3/1/35 (f)	22,586	23,214
5.167% 3/1/36 (f)	603,349	623,796
5.173% 8/1/33 (f)	53,673	54,719
5.195% 6/1/35 (f)	177,248	180,469
5.218% 2/1/35 (f)	14,484	14,622
5.25% 11/1/36 (f)	126,729	129,572
5.264% 12/1/36 (f)	122,927	125,785
5.265% 4/1/36 (f)	236,674	243,709
5.274% 7/1/35 (f)	1,153,933	1,190,012
5.309% 12/1/34 (f)	54,249	55,674
5.315% 7/1/35 (f)	20,418	20,793
5.334% 2/1/36 (f)	45,382	46,182
5.353% 1/1/36 (f)	491,375	500,609
5.368% 3/1/37 (f)	887,997	909,484
5.37% 2/1/36 (f)	341,097	347,714
5.378% 2/1/37 (f)	123,544	126,936
5.389% 2/1/37 (f)	579,353	594,079
5.459% 2/1/37 (f)	793,644	816,120
5.48% 6/1/47 (f)	93,435	95,779
5.5% 1/1/09 to 6/1/20	8,569,232	8,811,804
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.524% 11/1/36 (f)	$ 244,519	$ 250,163
5.586% 2/1/36 (f)	145,633	150,982
5.625% 4/1/37 (f)	544,267	559,246
5.649% 4/1/36 (f)	546,780	566,942
5.663% 6/1/36 (f)	337,659	349,990
5.792% 3/1/36 (f)	1,100,717	1,140,964
5.802% 1/1/36 (f)	124,190	128,187
5.83% 5/1/36 (f)	834,277	864,747
5.884% 9/1/36 (f)	224,347	230,182
5.891% 12/1/36 (f)	201,362	208,787
5.923% 5/1/36 (f)	353,767	366,677
5.966% 5/1/36 (f)	126,425	131,087
6% 5/1/12 to 6/1/30	3,266,815	3,379,631
6.01% 4/1/36 (f)	2,234,203	2,316,589
6.104% 3/1/37 (f)	213,038	220,894
6.158% 4/1/36 (f)	224,347	232,620
6.224% 6/1/36 (f)	33,951	34,802
6.226% 3/1/37 (f)	69,958	72,313
6.5% 6/1/15 to 7/1/32	518,043	542,015
7% 6/1/12 to 6/1/31	323,410	339,246
7.253% 12/1/32 (f)	176,672	179,687
7.5% 5/1/37	175,375	186,712
9% 2/1/13 to 8/1/21	137,022	151,459
9.5% 5/1/09 to 11/1/21	3,401	3,543
10.5% 5/1/10 to 8/1/20	28,394	31,742
11% 11/1/10 to 9/1/14	110,947	118,174
11.5% 11/1/15 to 7/15/19	122,809	140,020
12% 4/1/15	12,590	14,888
12.5% 3/1/16	2,967	3,329
		103,610,843
Freddie Mac - 7.6%
3.376% 7/1/33 (f)	294,684	296,487
3.994% 5/1/33 (f)	604,747	613,146
4% 11/1/20	894,745	879,159
4.004% 4/1/34 (f)	679,997	686,979
4.075% 7/1/35 (f)	302,260	305,312
4.171% 1/1/35 (f)	636,295	644,070
4.299% 12/1/34 (f)	54,456	55,516
4.329% 2/1/35 (f)	103,951	105,580
4.38% 3/1/35 (f)	50,983	51,725
4.41% 6/1/35 (f)	97,275	98,520
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.419% 3/1/35 (f)	$ 71,102	$ 72,660
4.42% 2/1/34 (f)	56,468	56,869
4.449% 3/1/35 (f)	73,783	75,415
4.5% 2/1/18 to 11/1/20	693,848	698,475
4.536% 2/1/35 (f)	134,329	137,414
4.626% 6/1/33 (f)	196,007	197,114
4.636% 5/1/35 (f)	415,070	418,218
4.66% 2/1/35 (f)	1,622,176	1,662,333
4.697% 9/1/36 (f)	142,430	144,080
4.786% 2/1/36 (f)	61,505	63,097
4.807% 3/1/35 (f)	123,422	126,219
4.819% 5/1/35 (f)	1,120,658	1,149,639
4.866% 10/1/35 (f)	261,735	267,320
4.994% 10/1/36 (f)	268,290	273,451
5% 9/1/18 to 9/1/35	1,462,450	1,486,209
5.009% 7/1/35 (f)	686,912	703,744
5.032% 4/1/35 (f)	276,881	281,634
5.061% 3/1/33 (f)	14,515	14,864
5.081% 4/1/35 (f)	472,759	480,271
5.117% 7/1/35 (f)	227,491	234,434
5.195% 12/1/33 (f)	558,601	565,846
5.268% 2/1/36 (f)	19,897	20,509
5.275% 11/1/35 (f)	228,734	232,096
5.43% 3/1/37 (f)	89,378	91,363
5.5% 8/1/14 to 11/1/20	3,432,130	3,524,155
5.501% 1/1/36 (f)	201,034	207,467
5.529% 1/1/36 (f)	268,437	276,697
5.542% 4/1/37 (f)	117,101	119,811
5.589% 3/1/36 (f)	922,307	951,418
5.656% 8/1/36 (f)	917,243	945,307
5.758% 5/1/37 (f)	1,001,908	1,028,376
5.762% 10/1/35 (f)	57,956	59,760
5.778% 3/1/37 (f)	478,151	489,713
5.794% 4/1/37 (f)	453,478	467,087
5.816% 5/1/37 (f)	576,394	591,669
5.829% 5/1/37 (f)	148,244	152,109
5.845% 6/1/37 (f)	347,417	357,188
5.85% 5/1/37 (f)	98,457	100,974
5.946% 4/1/36 (f)	1,615,242	1,669,760
6% 11/1/16 to 2/1/19	1,329,668	1,386,013
6.017% 6/1/36 (f)	154,784	159,833
6.124% 12/1/36 (f)	1,089,934	1,119,440
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
6.141% 2/1/37 (f)	$ 134,151	$ 138,128
6.224% 5/1/36 (f)	126,312	130,761
6.287% 12/1/36 (f)	312,171	322,606
6.3% 8/1/36 (f)	1,598,561	1,655,494
6.342% 7/1/36 (f)	163,393	169,188
6.417% 6/1/37 (f)	34,827	35,996
6.484% 9/1/36 (f)	796,414	825,781
6.5% 5/1/08 to 12/1/21	446,489	464,659
6.691% 8/1/37 (f)	248,410	256,552
7.5% 11/1/12	93,902	98,229
7.581% 4/1/37 (f)	35,000	36,291
8% 3/1/08 to 12/1/09	1,195	1,205
8.5% 7/1/09 to 6/1/14	1,162	1,163
9% 9/1/10 to 12/1/18	46,264	51,545
9.5% 2/1/17 to 12/1/22	163,679	181,566
10% 1/1/09 to 6/1/20	21,133	22,773
10.5% 9/1/20 to 5/1/21	5,326	5,537
11% 12/1/11	957	1,020
11.5% 10/1/15	4,138	4,781
12% 10/1/13 to 11/1/19	15,642	18,016
12.25% 11/1/14	19,257	22,220
12.5% 8/1/10 to 6/1/19	98,210	111,068
		31,351,124
Government National Mortgage Association - 0.1%
8% 11/15/09 to 12/15/23	338,624	359,412
8.5% 5/15/16 to 3/15/17	42,126	46,397
10.5% 1/15/16 to 1/15/18	46,972	54,364
11% 10/20/13	1,550	1,763
13.5% 7/15/11	3,225	3,565
		465,501
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $131,997,511)		135,427,468
Asset-Backed Securities - 0.2%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 3.285% 9/25/35 (f) (Cost $890,240)	890,240	883,597
Collateralized Mortgage Obligations - 8.5%
	Principal Amount	Value
U.S. Government Agency - 8.5%
Fannie Mae:
floater:
Series 1994-42 Class FK, 3.62% 4/25/24 (f)	$ 1,406,523	$ 1,339,252
Series 2007-95 Class A1, 3.385% 8/27/36 (f)	655,363	650,776
planned amortization class Series 2002-83 Class ME, 5% 12/25/17	2,390,000	2,413,584
sequential payer:
Series 1993-238 Class C, 6.5% 12/25/08	457,331	458,444
Series 1999-25 Class Z, 6% 6/25/29	2,732,731	2,835,447
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 4.115% 8/25/31 (f)	337,310	342,777
Series 2002-49 Class FB, 3.7163% 11/18/31 (f)	565,429	567,379
Series 2002-60 Class FV, 4.135% 4/25/32 (f)	124,879	127,213
Series 2002-74 Class FV, 3.585% 11/25/32 (f)	1,240,110	1,239,627
Series 2002-75 Class FA, 4.135% 11/25/32 (f)	255,814	260,504
planned amortization class:
Series 2002-11:
Class QC, 5.5% 3/25/17	668,666	687,428
Class UC, 6% 3/25/17	515,400	536,153
Series 2002-16 Class PG, 6% 4/25/17	670,000	696,560
Series 2002-18 Class PC, 5.5% 4/25/17	360,000	370,865
Series 2002-61 Class PG, 5.5% 10/25/17	945,000	979,637
Series 2003-85 Class GD, 4.5% 9/25/18	395,000	395,345
Series 2004-81 Class KC, 4.5% 4/25/17	325,000	331,064
Series 2005-52 Class PB, 6.5% 12/25/34	875,404	907,987
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	166,526	171,211
Series 2002-57 Class BD, 5.5% 9/25/17	167,644	172,616
Series 2003-18 Class EY, 5% 6/25/17	863,705	880,242
Series 2004-95 Class AN, 5.5% 1/25/25	430,501	441,568
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2448 Class FT, 4.1213% 3/15/32 (f)	546,662	557,684
Series 2526 Class FC, 3.5213% 11/15/32 (f)	282,674	282,401
Series 2530 Class FE, 3.7213% 2/15/32 (f)	323,278	323,198
Series 2630 Class FL, 3.6213% 6/15/18 (f)	24,979	25,268
Series 2925 Class CQ, 0% 1/15/35 (f)	110,310	91,581
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	178,596	185,919
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2363 Class PF, 6% 9/15/16	$ 243,782	$ 253,613
Series 2376 Class JE, 5.5% 11/15/16	176,932	183,579
Series 2378 Class PE, 5.5% 11/15/16	508,494	524,362
Series 2381 Class OG, 5.5% 11/15/16	140,893	145,235
Series 2390 Class CH, 5.5% 12/15/16	463,981	478,259
Series 2425 Class JH, 6% 3/15/17	242,554	252,690
Series 2628 Class OE, 4.5% 6/15/18	335,000	337,725
Series 2695 Class DG, 4% 10/15/18	805,000	781,273
Series 2752 Class PW, 4% 4/15/22	612,744	609,156
Series 2770 Class UD, 4.5% 5/15/17	1,185,000	1,207,465
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	1,014,069	1,077,409
Series 2546 Class C, 5% 12/15/17	540,000	550,727
Series 2570 Class CU, 4.5% 7/15/17	89,718	90,609
Series 2572 Class HK, 4% 2/15/17	129,167	129,322
Series 2617 Class GW, 3.5% 6/15/16	638,698	641,512
Series 2672 Class HA, 4% 9/15/16	966,768	973,675
Series 2675 Class CB, 4% 5/15/16	754,868	760,188
Series 2683 Class JA, 4% 10/15/16	798,448	804,094
Series 2860 Class CP, 4% 10/15/17	97,226	97,298
Series 2866 Class N, 4.5% 12/15/18	676,892	689,115
Series 2937 Class HJ, 5% 10/15/19	425,514	434,482
Series 3013 Class VJ, 5% 1/15/14	976,356	1,003,401
Series 3266 Class C, 5% 2/15/20	316,069	322,584
Series 2564 Class BQ, 5.5% 10/15/17	2,546,005	2,620,791
Series 2975 Class NA, 5% 7/15/23	275,261	280,085
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class Series 2005-58 Class NJ, 4.5% 8/20/35	1,594,887	1,614,143
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $34,606,386)		35,134,522
Cash Equivalents - 19.6%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 3.18%, dated 2/29/08 due 3/3/08:
(Collateralized by U.S. Government Obligations) #	$ 28,967,670	$ 28,960,000
(Collateralized by U.S. Government Obligations) # (a)	51,822,729	51,809,000
TOTAL CASH EQUIVALENTS (Cost $80,769,000)		80,769,000
TOTAL INVESTMENT PORTFOLIO - 131.1% (Cost $529,561,908)		540,169,731
NET OTHER ASSETS - (31.1)%		(128,049,765)
NET ASSETS - 100%		$ 412,119,966
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
37 UST 5 YR Index Contracts	July 2008	$ 4,227,250	$ 75,872
The face value of futures purchased as a percentage of net assets - 1%
Swap Agreements
		Notional Amount	Value
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.35% with Bank of America	March 2037	$ 850,000	$ (77,512)
Receive semi-annually a fixed rate equal to 3.655% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Jan. 2010	10,500,000	192,384
		$ 11,350,000	$ 114,872
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $39,518.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$28,960,000 due 3/03/08 at 3.18%
BNP Paribas Securities Corp.	$ 1,179,329
Banc of America Securities LLC	1,886,123
Bank of America, NA	2,830,389
Barclays Capital, Inc.	14,110,373
ING Financial Markets LLC	2,939,210
J.P. Morgan Securities, Inc.	943,463
Societe Generale, New York Branch	2,476,590
UBS Securities LLC	2,358,657
WestLB AG	235,866
$ 28,960,000
$51,809,000 due 3/03/08 at 3.18%
Banc of America Securities LLC	$ 29,512,263
Bank of America, NA	18,445,165
Barclays Capital, Inc.	3,851,572
$ 51,809,000
Other Information

The following is a summary of the inputs used, as of February 29, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 540,169,731	$ -	$ 539,402,695	$ 767,036
Other Financial Instruments*	$ 190,744	$ 75,872	$ 114,872	$ -
*Other financial instruments include futures and swaps.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(4,747)
Cost of Purchases	-
Proceeds of Sales	(32,692)
Amortization/Accretion	-
Transfer in/out of Level 3	804,475
Ending Balance	$ 767,036

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At February 29, 2008, the aggregate cost of investment securities for income tax purposes was $529,463,885. Net unrealized appreciation aggregated $10,705,846, of which $10,965,957 related to appreciated investment securities and $260,111 related to depreciated investment securities.

Quarterly Report

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 29, 2008